September 14, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

DIVISION OF CORPORATION FINANCE

100 F Street, N.E.

Washington, DC 20549-3561

Re:	Harry’s Trucking, Inc.
Amendment No. 2 to Registration Statement on Form SB-2
Originally filed February 13, 2007
File No. 333-140637

To Whom It May Concern,

Following are responses to comments made by the United States Securities and Exchange Commission dated August 2nd, 2007 for File No. 333-140637. The comments are in the same numerical order as they were provided.

General

1.	Provided the source of the information as coming from management’s opinion.

2.

Page 27: Provided the source of third party information as the American Trucking Association. In addition, we stated that the information is free of charge on the American Trucking Associations website located at www.truckline.com.

3.	Revised disclosure throughout to mention that our previous business as an asset-based trucking company is considered a discontinued operation and also included a risk factor regarding the same.

Our Business, Page 2

4.	We noted that presently available funds may not be sufficient to meet our anticipated needs.

5.	We expanded the section to include explanation as to why management feels that our new business model is expected to eliminate our prior losses.

Immediate Growth, Page 3

6.	The section has been revised to include an explanation of the subsequent performance of our new business model.

Avoidance of common pitfalls, Page 4

7.	We removed this section in its entirety.

Risk Factors, Page 7

8.

We revised the risk factor that states that the third-party logistics service “increasingly relies on advanced information technology” to include a reference that such technology favors larger, more professionally managed companies than our own.

Security Ownership of Management, Page 20

9.	We added a comment to indicate that a person is deemed a beneficial owner if that person has the right to acquire beneficial ownership of a security within 60 days.

Description of Business, Page 24

10.	We included a risk factor which discloses that we are dependent on a few major customers.

11.

We significantly expanded this section to better describe our brokerage operations and the services which we provide as a non-asset based third-party logistics provider. Furthermore, we expanded our sales and marketing section to describe current and future efforts to expand our business operations.

12.

We have included our website address of www.harrystrucking.com. Furthermore we have revamped our website from indicating that we operate a fleet of trucks to more appropriately showing that we now provide third-party logistics services.

Management’s Discussion and Analysis 28

13.	We included a section to discuss liquidity.

Going Concern, Page 29

14.	We expanded our going concern disclosure to discuss the implications of our current operations.

Discontinued Operations, Page 33

15.	We removed the presentation of gross margin from this section.

Forward-Looking Statements, Page 33

16.	The disclosure has changed.

Executive Compensation, Page 39

17.

Omar Tajyar and Miki Antunovich receive no cash compensation from the Company and are employed and compensated by an entity that is owned by the majority stockholder. The portion of Omar Tajyar’s salary that was allocated to the Company approximates $54,000 for the year ended December 31, 2006 and 2005. The portion of Miki Antunovich’s salary that was allocated to the Company approximates $30,000 for the years ended December 31, 2006 and 2005. Such amounts have been reflected in the accompanying financial statements as additional capital contributions by the majority shareholder who controls the entities that have borne these expenses and salaries and related expenses.

Experts, Page 39

18.	Changed to reflect the current financial statement dates included in the document.

Financial Statements

Statements of Operations, Page 3

19.	We believe that revenue is appropriately presented on a gross basis due to the following:

•

We are the primary obligor in the arrangement. We are responsible to our customer for fulfillment and to ensure their satisfaction. Accordingly, if anything adverse were to happen during transportation of the goods, our customer would expect us to make amends, not the trucking company we selected for trucking services.

•

We have the ability to determine the price at which we sell our services. We enter into agreements with our customers prior to selecting our trucking company suppliers. We have the latitude to establish the prices we are going to pay for trucking services.

•	We have discretion in supplier (trucking company) selection. We have the latitude to select from several trucking companies to provide services.

•	We have credit risk. We are responsible for collecting the sales price from a customer but must pay the supplier regardless of whether the sales price is ultimately collected from our customer.

We have updated our revenue recognition to more clearly explain our policy.

Note 1 – Organization and Summary of Significant Accounting Policies, Revenue Recognition Page 8

20.

We have updated the revenue recognition disclosure to clarify the similarity and differences in both types of revenues and why both are stated at gross. Please see revenue recognition footnote for the 12/31/06 and 6/30/07 financial statements.

Note 6 – Discontinued Operations, Page 12

21.

We note your comment and have updated the disclosure to delete the gross profit subtotal. Please see discontinued operations footnote for the 12/31/06 and 6/30/07 audit and review statement, respectively.

General

22.	We note your comment and have considered the requirements and note no further requirements to be added.

Signatures – Page II-4

23.	We have added the signature of the controller or principle accounting officer to the SB-2 as requested.

Exhibit 23.1

24.	We have noted your comment and have updated the consent date in this amendment.